13. FINANCIAL INSTRUMENTS (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Financial Instruments Details Narrative Abstract
Investments available for sale, net of taxes	R$ 1,559,680